Derivative Instruments - Summary of Derivative Financial Instruments (Parenthetical) (Detail) - Hedge Cash Settlement On October 11, 2023 - Subsequent Event	Nov. 16, 2023 CAD ($) $ / Unit	Oct. 11, 2023 CAD ($) $ / Unit
Derivative [Line Items]
Foreign Currency Forward, Strike | $ / Unit	1.3767	1.3766
Foreign Currency Forward, Notional Amount | $	$ 137,669,000	$ 137,664,000